RETIREMENT BENEFIT OBLIGATIONS - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Duration of the defined benefit obligation	17 years	19 years